UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash Flows from Operating Activities:
Net income	$ 754,903	$ 1,095,104
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on investments held in Trust Account	(205,859)	(26,212)
Interest on mandatorily redeemable ordinary shares liability	(192,049)
Change in fair value of warrant liability	(2,120,400)	(4,035,600)
Loss on initial issuance of warrant liability		2,599,200
Change in fair value of conversion option liability	(6,892)
Amortization of debt discount	15,746
Transaction costs allocated to private warrants		30,212
Changes in operating assets and liabilities:
Prepaid expenses	(257,040)	(234,359)
Accounts payable and accrued expenses	389,942	20,025
Net cash used in operating activities	(1,621,649)	(551,630)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(2,070,000)	(139,380,000)
Net cash used in investing activities	(2,070,000)	(139,380,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		135,600,000
Proceeds from sale of Private Placement Warrants		5,130,000
Advances from related party		25,000
Repayment of advances from related party		(55,000)
Proceeds from convertible promissory note-related party	1,535,000
Proceeds from simple promissory note-related party	2,000,000
Repayment of promissory note-related party		(125,000)
Payment of offering costs		(416,260)
Net cash provided by financing activities	3,535,000	140,158,740
Net Change in Cash	(156,649)	227,110
Cash - Beginning of period	507,921	30,511
Cash - End of period	$ 351,272	257,621
Non - Cash investing and financing activities:
Deferred underwriting fee payable		$ 5,190,000